Accounts Receivable, net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, net
Accounts receivable	$ 46,562,210	$ 44,331,093
Allowance for doubtful accounts	(4,763,563)	(4,156,761)
Accounts receivable, net	$ 41,798,647	$ 40,174,332